Other Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Investments [Abstract]
Schedule of other investments
	As at December 31,
	2024	2023
	$ Thousands
Debt investments - at FVOCI	142,619	215,797